Document and Entity Information	Dec. 12, 2019
Cover [Abstract]
Entity Information, Former Legal or Registered Name	c/o (213) 745-0500
Amendment Flag	false
Entity Central Index Key	0001180262
Document Type	8-K
Document Period End Date	Dec. 12, 2019
Entity Registrant Name	Herbalife Nutrition Ltd.
Entity Incorporation State Country Code	E9
Entity File Number	1-32381
Entity Tax Identification Number	98-0377871
Entity Address, Address Line One	P.O. Box 309GT
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	South Church Street
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	(213)
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false